Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Contingent Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Beginning balance	$ 35,850,857	$ 34,338,518
Effect of translation	(1,738,359)	1,430,535
Increase of the year	7,361,456	5,236,368
Applications payments	(5,642,088)	(3,864,013)
Applications reversals	(1,476,507)	(1,290,551)
Ending balance	$ 34,355,359	$ 35,850,857